                                                               File Nos. 2-86837
                                                                        811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                      [ X ]


                         Pre-Effective Amendment No.             [   ]


                     Post-Effective Amendment No. 30             [ X ]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                [ X ]



                                Amendment No. 23
                        (Check appropriate box or boxes)
                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


                 immediately upon filing pursuant to paragraph (b) of Rule 485
              --
              X  on December 29, 1999 pursuant to paragraph (b) of Rule 485
              --
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              --
                 on [            ] pursuant to paragraph (a)(1) of Rule 485
              --

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



Incorporated herein by reference to Post-Effective Amendment No. 29 under the Securities Act of 1933 (the 33 Act) and No. 22 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on January 29, 1999.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION



Incorporated herein by reference to Post-Effective Amendment No. 29 under the Securities Act of 1933 (the 33 Act) and No. 22 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on January 29, 1999.


                                     PART C

               Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              AMERICAN PATHWAY II

                                   PROSPECTUS

                                JANUARY 29, 1999


     Incorporated herein by reference to Post-Effective Amendment No. 29 under the Securities Act of 1933 (the 33 Act) and No. 22 under the Investment Company Act of 1940 (the 40 Act), to Registration Statement File Nos. 2-86837 and 811-3859 filed on Form N-4 on January 29, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                            VARIABLE SEPARATE ACCOUNT


         INDIVIDUAL DEFERRED VARIABLE BENEFIT AND FIXED BENEFIT ANNUITY
             FLEXIBLE PURCHASE PAYMENT - NON-PARTICIPATING CONTRACT




                     ANCHOR NATIONAL LIFE INSURANCE COMPANY




                               December 29, 1999
















                This Statement of Additional Information is not a prospectus, but should be read in conjunction with the American Pathway II Prospectus, dated December 29, 1999, as it may be supplemented, a copy of which may be obtained without charge by writing to Anchor National Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, or by calling (800) 445-SUN2.

                                TABLE OF CONTENTS


TOPIC                                                                                                 PAGE
Variable Account Accumulation Provision ................................................................3
Performance Data .......................................................................................4
Taxes ..................................................................................................6
Distribution of Contracts..............................................................................10
Financial Statements...................................................................................11

                  VARIABLE ACCOUNT ACCUMULATION PROVISIONS


         ACCUMULATION UNITS - The number of accumulation units purchased for a contract owner ("Owner") with respect to his or her initial purchase payment is determined by dividing the amount credited to each Variable Account by the accumulation unit value for that Variable Account next computed following acceptance of the application (generally the next business day after receipt of payment by the Company). In the event that an application fails to recite all necessary information, the Company will promptly request that the Owner furnish further instructions and will hold the initial purchase payment in a suspense account, without interest, for a period not exceeding five business days from receipt of the application at the Company. If the necessary information is not received within five business days, the Company will return the initial purchase payment to the prospective Owner unless the prospective Owner, after being informed of the reasons for the delay, specifically consents to the Company retaining the initial purchase payment until the application is made complete. The number of accumulation units purchased with respect to subsequent purchase payments is determined by dividing the amount credited to each Variable Account by the applicable accumulation unit value for the valuation period next determined following receipt of the payment by the Company. The accumulation unit value of each Variable Account varies in accordance with the investment experience of that Variable Account, and is affected by the investment experience of the respective Fund series, by expenses and by the deduction of certain charges.

         VALUE OF AN ACCUMULATION UNIT - The accumulation unit value of each Variable Account was arbitrarily set at $10 when the Variable Account was established. The value of an accumulation unit may increase or decrease from one valuation period to the next. All Variable Accounts are valued as of the close of general trading on the New York Stock Exchange. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that Variable Account for the current valuation period. The value of an accumulation unit is independently computed for each Variable Account using the net investment factor applicable to that Variable Account.

         NET INVESTMENT FACTOR - This is an index used to measure the investment performance of a Variable Account from one valuation period to the next. For each Variable Account, the net investment factor for a valuation period is found by dividing (a) by (b), and reducing the result by (c):

         Where (a) is:
                  The net asset value as of the end of the current valuation period of a share of the series of the Fund in which the assets of the Variable Account are invested, plus the per share amount of any dividends and other distributions on those shares since the end of the immediately preceding valuation period;

         Where (b) is:

                  The net asset value of a share of the specified series of the Fund as of the end of the immediately preceding valuation period;

         And where (c) is:
                  The deduction for mortality, expense and distribution expense risks, that shall remain constant at .00356% for each day in the current valuation period. The maximum daily deduction for mortality, expense risks and distribution risks is equivalent to an annual rate of 1.30%.

         To the extent that the net investment factor is less than 1, the accumulation unit value will decrease. To the extent that the net investment factor is greater than 1, the accumulation unit value will increase.

                                PERFORMANCE DATA


         Performance data for the various Variable Accounts are determined in the manner described below.

CASH MANAGEMENT ACCOUNT

         The annualized current yield and the effective yield for the Cash Management Account for the 7 day period ended November 30, 1998 with and without the Enhanced Death Benefit ("EDB") were as follows:

                                   Current Yield       Effective Yield
                                   -------------       ---------------
          A.   With EDB:           3.012%              3.057%
          B.   Without EDB:        3.10%               3.15%

         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV - SV - CMF)/(SV)

         where:

         SV = value of one Accumulation Unit at the start of a 7 day period

         EV = value of one Accumulation Unit at the end of the 7 day period

         CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

         The change in the value of the Accumulation Unit during the 7 day period reflects the income received, minus any expenses incurred during such 7 day period. The Contract Maintenance Fee ("CMF") is first allocated among the Fixed and Variable Accounts so that each Account's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that investment portfolio. The portion of the CMF allocable to the Cash Management Account is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Account. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Account also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Cash Management Series. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                  Effective Yield = [(Base Period Return + 1)365/7 - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yields quoted should not be considered a representation of the yield of the Cash

Management Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Cash Management Account and changes in interest rates on such investments, but also on factors such as a contract owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Account and for providing a basis for comparison with other investment alternatives. However, the Cash Management Account's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

ALL OTHER VARIABLE ACCOUNTS

         The Variable Accounts other than the Cash Management Account compute their performance data as "total return." The total returns of the various Variable Accounts over the last 1, 5, and 10 year periods, and since their inception, are shown below, both with/without an assumed complete redemption at the end of the period.

             TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIODS ENDING ON
                               NOVEMBER 30, 1998
                        (RETURN WITH/WITHOUT REDEMPTION)


WITHOUT ENHANCED           INCEPTION                                                          SINCE
DEATH BENEFIT                DATE            1 YEAR           5 YEARS           10 YEARS      INCEPTION
----------------           ---------         ------           -------           --------      ---------
Growth                     2/07/84           18.54/23.54%     18.19/18.70%      18.48%        16.53%
Growth-Income              2/07/84            8.55/13.55%     16.82/17.35%      14.98%        14.94%
High-Yield Bond            2/07/84            -3.17/1.83%      6.26/7.04%        9.40%        10.71%
Cash Management                                   N/A             N/A             N/A           N/A
U.S. Government           11/20/85            2.11/7.11%       3.89/4.73%        7.10%         6.97%
Asset Allocation           3/31/89            2.82/7.82%      12.68/13.30%       N/A          11.39%
International              5/03/90           8.04/13.04%      11.16/11.81%       N/A           9.43%

WITH ENHANCED              INCEPTION                            SINCE
DEATH BENEFIT                DATE            1 YEAR           INCEPTION
----------------           ---------         ------           ---------
Growth                     2/07/84           18.43/23.43%     10.03/14.41%
Growth-Income              2/07/84           8.44/13.44%      6.40/10.81%
High-Yield Bond            2/07/84           -3.25/1.75%      -2.86/1.91%
Cash Management                                  N/A              N/A
U.S. Government           11/20/85           2.00/7.00%        3.20/7.63%
Asset Allocation           3/31/89           2.72/7.72%        2.15/6.59%
International              5/03/90           7.93/12.93%      -2.85/1.61%



----------

         These figures show the total return hypothetically experienced by contracts funded through the various Variable Accounts over the time periods shown.

         Total return for a Variable Account represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Account made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P(1+T)n = ERV
         where:
                  P =      a hypothetical initial payment of $1000
                  T =      average annual total return
                  n =      number of year
                ERV =      ending redeemable value of a hypothetical $1000
                           payment made at the beginning of the 1, 5, or 10 year
                           periods at the end of the 1, 5, or 10 year periods
                           (or fractional portion thereof).

         The total return figures given above reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Account, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two sets of figures given in the table for each Variable Account, tax qualification status and time period. Because the impact of Contract Maintenance Fee on a particular contract owner's account would generally have differed from those assumed in the computation, due to differences between most actual allocations and the assumed ones, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Cash Management Account's yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                      TAXES

GENERAL

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and
(2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS


         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (a)      H.R. 10 PLANS

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b)      TAX-SHELTERED ANNUITIES

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c)      INDIVIDUAL RETIREMENT ANNUITIES

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d)      ROTH IRAS

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (e)      CORPORATE PENSION AND PROFIT-SHARING PLANS

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (f)      DEFERRED COMPENSATION PLANS - SECTION 457


                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.




                            DISTRIBUTION OF CONTRACTS


         Effective as of January 28, 1994, SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017, serves as the distributor of the Contracts pursuant to a distribution agreement (the "Distribution Agreement"). Prior to this date SunAmerica Securities, Inc. and Royal Alliance Associates, Inc., both affiliates of SunAmerica Capital Services and located at 2201 East Camelback Road, Phoenix, Arizona 85016 and 733 Third Avenue, 4th Floor, New York, New York 10017, respectively, served as co-distributors of the Contract. SunAmerica Capital Services, Inc., SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. are each an indirect wholly-owned subsidiary of SunAmerica Inc., and each is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

         For the year ended November 30, 1998, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services was $274,049. For the year ended November 30, 1997, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services, Inc. was $401,597. For the year ended November 30, 1996, the aggregate amount of underwriting commissions paid by the Company to SunAmerica Capital Services was $504,981. Of these amounts, $32,886, $48,363 and $55,739 in 1998, 1997, and
1996, respectively, were retained by SunAmerica Capital Services, Inc.

         Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS



         The consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective October 1, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also included in this Statement of Additional Information is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of the Separate Account (Portion Relating to PATHWAY Variable Annuity) as of November 30, 1998 and for each of the two years in the period ended November 30, 1998, also are included in this Statement of Additional Information.


         PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of Pricewaterhouse Coopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company")at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                    AT SEPTEMBER 30,
                                                           ----------------------------------
                                                                1998               1997
                                                           ---------------    ---------------
ASSETS
Investments:
  Cash and short-term investments........................  $   333,735,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks available
     for sale, at fair value (amortized cost: 1998,
     $1,934,863,000; 1997, $1,942,485,000)...............    1,954,754,000      1,986,194,000
  Mortgage loans.........................................      391,448,000        339,530,000
  Common stocks available for sale, at fair value (cost:
     1998, $115,000; 1997, $271,000).....................          169,000          1,275,000
  Real estate............................................       24,000,000         24,000,000
  Other invested assets..................................       30,636,000        143,722,000
                                                           ---------------    ---------------
  Total investments......................................    2,734,742,000      2,608,301,000
                                                           ---------------    ---------------
Variable annuity assets held in separate accounts........   11,133,569,000      9,343,200,000
Accrued investment income................................       26,408,000         21,759,000
Deferred acquisition costs...............................      539,850,000        536,155,000
Income taxes currently receivable........................        5,869,000                 --
Other assets.............................................       85,926,000         61,524,000
                                                           ---------------    ---------------
TOTAL ASSETS.............................................  $14,526,364,000    $12,570,939,000
                                                           ===============    ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts...................  $ 2,189,272,000    $ 2,098,803,000
  Reserves for guaranteed investment contracts...........      282,267,000        295,175,000
  Payable to brokers for purchases of securities.........       27,053,000            263,000
  Income taxes currently payable.........................               --         32,265,000
  Other liabilities......................................      106,594,000        122,728,000
                                                           ---------------    ---------------
  Total reserves, payables and accrued
    liabilities..........................................    2,605,186,000      2,549,234,000
                                                           ---------------    ---------------
Variable annuity liabilities related to separate
  accounts...............................................   11,133,569,000      9,343,200,000
                                                           ---------------    ---------------
Subordinated notes payable to Parent.....................       39,182,000         36,240,000
                                                           ---------------    ---------------
Deferred income taxes....................................       95,758,000         67,047,000
                                                           ---------------    ---------------
Shareholder's equity:
  Common Stock...........................................        3,511,000          3,511,000
  Additional paid-in capital.............................      308,674,000        308,674,000
  Retained earnings......................................      332,069,000        244,628,000
  Net unrealized gains on debt and equity securities
     available for sale..................................        8,415,000         18,405,000
                                                           ---------------    ---------------
  Total shareholder's equity.............................      652,669,000        575,218,000
                                                           ---------------    ---------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY...............  $14,526,364,000    $12,570,939,000
                                                           ===============    ===============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT

                                                        YEARS ENDED SEPTEMBER 30,
                                             -----------------------------------------------
                                                 1998             1997             1996
                                             -------------    -------------    -------------
Investment income..........................  $ 221,966,000    $ 210,759,000    $ 164,631,000
                                             -------------    -------------    -------------
Interest expense on:
  Fixed annuity contracts..................   (112,695,000)    (109,217,000)     (82,690,000)
  Guaranteed investment contracts..........    (17,787,000)     (22,650,000)     (19,974,000)
  Senior indebtedness......................     (1,498,000)      (2,549,000)      (2,568,000)
Subordinated notes payable to Parent.......     (3,114,000)      (3,142,000)      (2,556,000)
                                             -------------    -------------    -------------
Total interest expense.....................   (135,094,000)    (137,558,000)    (107,788,000)
                                             -------------    -------------    -------------
NET INVESTMENT INCOME......................     86,872,000       73,201,000       56,843,000
                                             -------------    -------------    -------------
NET REALIZED INVESTMENT GAINS
  (LOSSES).................................     19,482,000      (17,394,000)     (13,355,000)
                                             -------------    -------------    -------------
Fee income:
  Variable annuity fees....................    200,867,000      139,492,000      103,970,000
  Net retained commissions.................     48,561,000       39,143,000       31,548,000
  Asset management fees....................     29,592,000       25,764,000       25,413,000
  Surrender charges........................      7,404,000        5,529,000        5,184,000
  Other fees...............................      3,938,000        3,218,000        3,390,000
                                             -------------    -------------    -------------
TOTAL FEE INCOME...........................    290,362,000      213,146,000      169,505,000
                                             -------------    -------------    -------------
GENERAL AND ADMINISTRATIVE
  EXPENSES.................................    (96,102,000)     (98,802,000)     (81,552,000)
                                             -------------    -------------    -------------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS........................    (72,713,000)     (66,879,000)     (57,520,000)
                                             -------------    -------------    -------------
ANNUAL COMMISSIONS.........................    (18,209,000)      (8,977,000)      (4,613,000)
                                             -------------    -------------    -------------
PRETAX INCOME..............................    209,692,000       94,295,000       69,308,000
Income tax expense.........................    (71,051,000)     (31,169,000)     (24,252,000)
                                             -------------    -------------    -------------
NET INCOME.................................  $ 138,641,000    $  63,126,000    $  45,056,000
                                             =============    =============    =============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                            YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------------
                                                                   1998               1997               1996
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $   138,641,000    $    63,126,000    $    45,056,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to:
      Fixed annuity contracts...............................      112,695,000        109,217,000         82,690,000
      Guaranteed investment contracts.......................       17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses..................      (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums (discounts) on
      investments...........................................          447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill................................        1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes.....................       34,087,000        (16,024,000)        (3,351,000)
  Change in:
    Accrued investment income...............................       (4,649,000)        (2,084,000)        (5,483,000)
    Deferred acquisition costs..............................     (160,926,000)      (113,145,000)       (60,941,000)
    Other assets............................................      (19,374,000)       (14,598,000)        (8,000,000)
    Income taxes currently payable..........................      (38,134,000)        10,779,000          5,766,000
    Other liabilities.......................................       (2,248,000)        14,187,000          5,474,000
  Other, net................................................       (5,599,000)           418,000           (129,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       54,667,000         74,531,000         86,604,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts.................................    1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts.........................        5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................   (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts.................................     (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts.........................      (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity contracts....      (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayments of) other short-term
    financings..............................................      (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance transaction......      166,631,000                 --                 --
  Capital contributions received............................               --         28,411,000         27,387,000
  Dividends paid............................................      (51,200,000)       (25,500,000)       (29,400,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................       50,718,000         93,338,000        207,098,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks............  $(1,970,502,000)   $(2,566,211,000)   $(1,937,890,000)
    Mortgage loans..........................................     (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term investments.....               --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks............    1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.............................................               --                 --            900,000
    Other investments, excluding short-term investments.....       42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks............      424,393,000        376,847,000        288,969,000
    Mortgage loans..........................................       80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term investments.....       67,213,000         23,940,000         20,749,000
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............      114,770,000       (176,347,000)      (420,853,000)
                                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      220,155,000         (8,478,000)      (127,151,000)
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......      113,580,000        122,058,000        249,209,000
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $   333,735,000    $   113,580,000    $   122,058,000
                                                              ===============    ===============    ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     3,912,000    $     7,032,000    $     5,982,000
                                                              ===============    ===============    ===============
  Net income taxes paid.....................................  $    74,932,000    $    36,420,000    $    22,031,000
                                                              ===============    ===============    ===============

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

     Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

     The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

     INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

     DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC have been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.

     VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

     GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

     CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

     SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.

     SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements.

     Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                       AMORTIZED         ESTIMATED
                                                          COST           FAIR VALUE
                                                     --------------    --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government.......  $   84,377,000    $   88,239,000
  Mortgage-backed securities.......................     569,613,000       584,007,000
  Securities of public utilities...................     108,431,000       106,065,000
  Corporate bonds and notes........................     883,890,000       884,209,000
  Redeemable preferred stocks......................       6,125,000         6,888,000
  Other debt securities............................     282,427,000       285,346,000
                                                     --------------    --------------
          Total....................................  $1,934,863,000    $1,954,754,000
                                                     ==============    ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government.......  $   18,496,000    $   18,962,000
  Mortgage-backed securities.......................     636,018,000       649,196,000
  Securities of public utilities...................      22,792,000        22,893,000
  Corporate bonds and notes........................     984,573,000     1,012,559,000
  Redeemable preferred stocks......................       6,125,000         6,681,000
  Other debt securities............................     274,481,000       275,903,000
                                                     --------------    --------------
          Total....................................  $1,942,485,000    $1,986,194,000
                                                     ==============    ==============

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:

                                                       AMORTIZED         ESTIMATED
                                                          COST           FAIR VALUE
                                                     --------------    --------------
Due in one year or less............................  $   19,124,000    $   19,319,000
Due after one year through five years..............     313,396,000       318,943,000
Due after five years through ten years.............     744,740,000       750,286,000
Due after ten years................................     287,990,000       282,199,000
Mortgage-backed securities.........................     569,613,000       584,007,000
                                                     --------------    --------------
          Total....................................  $1,934,863,000    $1,954,754,000
                                                     ==============    ==============

     Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                            GROSS          GROSS
                                                         UNREALIZED      UNREALIZED
                                                            GAINS          LOSSES
                                                         -----------    ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government...........  $ 3,862,000    $         --
  Mortgage-backed securities...........................   15,103,000        (709,000)
  Securities of public utilities.......................    2,420,000      (4,786,000)
  Corporate bonds and notes............................   31,795,000     (31,476,000)
  Redeemable preferred stocks..........................      763,000              --
  Other debt securities................................    5,235,000      (2,316,000)
                                                         -----------    ------------
          Total........................................  $59,178,000    $(39,287,000)
                                                         ===========    ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government...........  $   498,000    $    (32,000)
  Mortgage-backed securities...........................   14,998,000      (1,820,000)
  Securities of public utilities.......................      141,000         (40,000)
  Corporate bonds and notes............................   28,691,000        (705,000)
  Redeemable preferred stocks..........................      556,000              --
  Other debt securities................................    1,569,000        (147,000)
                                                         -----------    ------------
          Total........................................  $46,453,000    $ (2,744,000)
                                                         ===========    ============

     Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

     Gross realized investment gains and losses on sales of investments are as follows:

                                                  YEARS ENDED SEPTEMBER 30,
                                         -------------------------------------------
                                            1998            1997            1996
                                         -----------    ------------    ------------
BONDS, NOTES AND REDEEMABLE PREFERRED
  STOCKS:
  Realized gains.......................  $28,086,000    $ 22,179,000    $ 14,532,000
  Realized losses......................   (4,627,000)    (25,310,000)    (10,432,000)

COMMON STOCKS:
  Realized gains.......................      337,000       4,002,000         511,000
  Realized losses......................           --        (312,000)     (3,151,000)

OTHER INVESTMENTS:
  Realized gains.......................    8,824,000       2,450,000       1,135,000

IMPAIRMENT WRITEDOWNS..................  (13,138,000)    (20,403,000)    (15,950,000)
                                         -----------    ------------    ------------
          Total net realized investment
            gains and losses...........  $19,482,000    $(17,394,000)   $(13,355,000)
                                         ===========    ============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
     The sources and related amounts of investment income are as follows:

                                                 YEARS ENDED SEPTEMBER 30,
                                        --------------------------------------------
                                            1998            1997            1996
                                        ------------    ------------    ------------
Short-term investments................  $ 12,524,000    $ 11,780,000    $ 10,647,000
Bonds, notes and redeemable preferred
  stocks..............................   156,140,000     163,038,000     140,387,000
Mortgage loans........................    29,996,000      17,632,000       8,701,000
Common stocks.........................        34,000          16,000           8,000
Real estate...........................      (467,000)       (296,000)       (196,000)
Cost-method partnerships..............    24,311,000       6,725,000       4,073,000
Other invested assets.................      (572,000)     11,864,000       1,011,000
                                        ------------    ------------    ------------
          Total investment income.....  $221,966,000    $210,759,000    $164,631,000
                                        ============    ============    ============

     Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

     At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.

     At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

     At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

     At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

     As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

     At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

     PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

     SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
     The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                              CARRYING             FAIR
                                                                VALUE              VALUE
                                                           ---------------    ---------------
1998:
ASSETS:
  Cash and short-term investments........................  $   333,735,000    $   333,735,000
  Bonds, notes and redeemable preferred stocks...........    1,954,754,000      1,954,754,000
  Mortgage loans.........................................      391,448,000        415,981,000
  Common stocks..........................................          169,000            169,000
  Cost-method partnerships...............................        4,403,000         12,744,000
  Variable annuity assets held in separate accounts......   11,133,569,000     11,133,569,000
LIABILITIES:
  Reserves for fixed annuity contracts...................    2,189,272,000      2,116,874,000
  Reserves for guaranteed investment contracts...........      282,267,000        282,267,000
  Payable to brokers for purchases of securities.........       27,053,000         27,053,000
  Variable annuity liabilities related to separate
     accounts............................................   11,133,569,000     10,696,607,000
  Subordinated notes payable to Parent...................       39,182,000         40,550,000
                                                           ===============    ===============
1997:
ASSETS:
  Cash and short-term investments........................  $   113,580,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks...........    1,986,194,000      1,986,194,000
  Mortgage loans.........................................      339,530,000        354,495,000
  Common stocks..........................................        1,275,000          1,275,000
  Cost-method partnerships...............................       46,880,000         84,186,000
  Variable annuity assets held in separate accounts......    9,343,200,000      9,343,200,000
LIABILITIES:
  Reserves for fixed annuity contracts...................    2,098,803,000      2,026,258,000
  Reserves for guaranteed investment contracts...........      295,175,000        295,175,000
  Payable to brokers for purchases of securities.........          263,000            263,000
  Variable annuity liabilities related to separate
     accounts............................................    9,343,200,000      9,077,200,000
  Subordinated notes payable to Parent...................       36,240,000         37,393,000
                                                           ===============    ===============

 5. SUBORDINATED NOTES PAYABLE TO PARENT

     Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in 2001.

 6. REINSURANCE

     On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 6. REINSURANCE (CONTINUED)
     As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

 7. CONTINGENT LIABILITIES

     The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

     The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 8. SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                 YEARS ENDED SEPTEMBER 30,
                                        --------------------------------------------
                                            1998            1997            1996
                                        ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances..................  $308,674,000    $280,263,000    $252,876,000
  Capital contributions received......            --      28,411,000      27,387,000
                                        ------------    ------------    ------------

     Ending balances..................  $308,674,000    $308,674,000    $280,263,000
                                        ============    ============    ============
RETAINED EARNINGS:
  Beginning balances..................  $244,628,000    $207,002,000    $191,346,000
  Net income..........................   138,641,000      63,126,000      45,056,000
  Dividend paid.......................   (51,200,000)    (25,500,000)    (29,400,000)
                                        ------------    ------------    ------------
     Ending balances..................  $332,069,000    $244,628,000    $207,002,000
                                        ============    ============    ============
NET UNREALIZED GAINS (LOSSES) ON
  DEBT AND EQUITY SECURITIES
  AVAILABLE FOR SALE:
     Beginning balances...............  $ 18,405,000    $ (5,521,000)   $ (5,673,000)
     Change in net unrealized gains
       (losses) on debt securities
       available for sale.............   (23,818,000)     57,463,000      (2,904,000)
     Change in net unrealized gains
       (losses) on equity securities
       available for sale.............      (950,000)        (55,000)      3,538,000
     Change in adjustment to deferred
       acquisition costs..............     9,400,000     (20,600,000)       (400,000)
     Tax effects of net changes.......     5,378,000     (12,882,000)        (82,000)
                                        ------------    ------------    ------------
       Ending balances................  $  8,415,000    $ 18,405,000    $ (5,521,000)
                                        ============    ============    ============

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31,
1997 and $311,176,000 at December 31, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

 9. INCOME TAXES

     The components of the provisions for federal income taxes on pretax income consist of the following:

                                         NET REALIZED
                                          INVESTMENT
                                        GAINS (LOSSES)     OPERATIONS        TOTAL
                                        --------------    ------------    ------------
1998:
  Currently payable...................   $  4,221,000     $ 32,743,000    $ 36,964,000
  Deferred............................       (550,000)      34,637,000      34,087,000
                                         ------------     ------------    ------------
          Total income tax expense....   $  3,671,000     $ 67,380,000    $ 71,051,000
                                         ============     ============    ============
1997:
  Currently payable...................   $ (3,635,000)    $ 50,828,000    $ 47,193,000
  Deferred............................     (2,258,000)     (13,766,000)    (16,024,000)
                                         ------------     ------------    ------------
          Total income tax expense....   $ (5,893,000)    $ 37,062,000    $ 31,169,000
                                         ============     ============    ============
1996:
  Currently payable...................   $  5,754,000     $ 21,849,000    $ 27,603,000
  Deferred............................    (10,347,000)       6,996,000      (3,351,000)
                                         ------------     ------------    ------------
          Total income tax expense....   $ (4,593,000)    $ 28,845,000    $ 24,252,000
                                         ============     ============    ============

     Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                   YEARS ENDED SEPTEMBER 30,
                                           -----------------------------------------
                                              1998           1997           1996
                                           -----------    -----------    -----------
Amount computed at statutory rate........  $73,392,000    $33,003,000    $24,258,000
Increases (decreases) resulting from:
  Amortization of differences between
     book and tax bases of net assets
     acquired............................      460,000        666,000        464,000
  State income taxes, net of federal tax
     benefit.............................    5,530,000      1,950,000      2,070,000
  Dividends-received deduction...........   (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits............................   (1,296,000)      (318,000)      (257,000)
  Other, net.............................      219,000        138,000         74,000
                                           -----------    -----------    -----------
          Total income tax expense.......  $71,051,000    $31,169,000    $24,252,000
                                           ===========    ===========    ===========

     For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                              SEPTEMBER 30,
                                                      ------------------------------
                                                          1998             1997
                                                      -------------    -------------
DEFERRED TAX LIABILITIES:
  Investments.......................................  $  17,643,000    $  13,160,000
  Deferred acquisition costs........................    223,392,000      154,949,000
  State income taxes................................      2,873,000        1,777,000
  Other liabilities.................................        144,000               --
  Net unrealized gains on debt and equity securities
     available for sale.............................      4,531,000        9,910,000
                                                      -------------    -------------
          Total deferred tax liabilities............    248,583,000      179,796,000
                                                      -------------    -------------
DEFERRED TAX ASSETS:
  Contractholder reserves...........................   (149,915,000)    (108,090,000)
  Guaranty fund assessments.........................     (2,910,000)      (2,707,000)
  Other assets......................................             --       (1,952,000)
                                                      -------------    -------------
          Total deferred tax assets.................   (152,825,000)    (112,749,000)
                                                      -------------    -------------
DEFERRED INCOME TAXES...............................  $  95,758,000    $  67,047,000
                                                      =============    =============

10. RELATED-PARTY MATTERS

     The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.

     The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

     The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

     During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

     During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

     During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

     During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

     During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

     During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

11. BUSINESS SEGMENTS

     Summarized data for the Company's business segments follow:

                                                  TOTAL
                                               DEPRECIATION
                                                   AND
                                  TOTAL        AMORTIZATION       PRETAX            TOTAL
                                 REVENUES        EXPENSE          INCOME           ASSETS
                               ------------    ------------    ------------    ---------------
1998:
  Annuity operations.........  $443,407,000    $60,731,000     $178,120,000    $14,366,018,000
  Broker-dealer operations...    47,363,000      1,770,000       22,401,000         55,870,000
  Asset management
     operations..............    41,040,000     14,780,000        9,171,000        104,476,000
                               ------------    -----------     ------------    ---------------
          Total..............  $531,810,000    $77,281,000     $209,692,000    $14,526,364,000
                               ============    ===========     ============    ===============
1997:
  Annuity operations.........  $332,845,000    $55,675,000     $ 74,792,000    $12,438,021,000
  Broker-dealer operations...    38,005,000        689,000       16,705,000         51,400,000
  Asset management
     operations..............    35,661,000     16,357,000        2,798,000         81,518,000
                               ------------    -----------     ------------    ---------------
          Total..............  $406,511,000    $72,721,000     $ 94,295,000    $12,570,939,000
                               ============    ===========     ============    ===============
1996:
  Annuity operations.........  $256,681,000    $43,974,000     $ 53,827,000    $ 9,092,770,000
  Broker-dealer operations...    31,053,000        449,000       13,033,000         37,355,000
  Asset management
     operations..............    33,047,000     18,295,000        2,448,000         74,410,000
                               ------------    -----------     ------------    ---------------
          Total..............  $320,781,000    $62,718,000     $ 69,308,000    $ 9,204,535,000
                               ============    ===========     ============    ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12. SUBSEQUENT EVENTS

     On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

     On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income and cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1998, September 30, 1998 and 1997, and the results of their operations and their cash flows for the three months ended December 31, 1998 and for each of the three fiscal years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Los Angeles, California



November 19, 1999

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                                At September 30,
                                                    December 31,      ------------------------------------
                                                       1998                 1998                 1997
                                                 ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments               $ 3,303,454,000      $   333,735,000      $   113,580,000
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 1998, $4,252,740,000;
      September 1998, $1,934,863,000;
      September 1997, $1,942,485,000)              4,248,840,000        1,954,754,000        1,986,194,000
   Mortgage loans                                    388,780,000          391,448,000          339,530,000
   Policy loans                                      320,688,000           11,197,000           10,948,000
   Common stocks available for sale,
      at fair value (cost: December 1998,
      $1,409,000; September 1998, $115,000;
      September 1997, $271,000)                        1,419,000              169,000            1,275,000
   Partnerships                                        4,577,000            4,403,000           46,880,000
   Real estate                                        24,000,000           24,000,000           24,000,000
   Other invested assets                              15,185,000           15,036,000           85,894,000
                                                 ---------------      ---------------      ---------------

   Total investments                               8,306,943,000        2,734,742,000        2,608,301,000

Variable annuity assets held in separate
   accounts                                       13,767,213,000       11,133,569,000        9,343,200,000
Accrued investment income                             73,441,000           26,408,000           21,759,000
Deferred acquisition costs                           866,053,000          539,850,000          536,155,000
Income taxes currently receivable                           --              5,869,000                 --
Receivable from brokers for sales of
   securities                                         22,826,000           23,904,000            2,290,000
Other assets                                         109,857,000           85,926,000           61,524,000
                                                 ---------------      ---------------      ---------------

TOTAL ASSETS                                     $23,146,333,000      $14,550,268,000      $12,573,229,000
                                                 ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                                   At September 30,
                                                    December 31,        --------------------------------------
                                                       1998                   1998                  1997
                                                 ----------------       ----------------      ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  5,500,157,000       $  2,189,272,000      $  2,098,803,000
   Reserves for universal life insurance
      contracts                                     2,339,194,000                   --                    --
   Reserves for guaranteed investment
      contracts                                       306,461,000            282,267,000           295,175,000
   Payable to brokers for purchases of
      securities                                             --               50,957,000             2,553,000
   Income taxes currently payable                      11,123,000                   --              32,265,000
   Other liabilities                                  160,020,000            106,594,000           122,728,000
                                                 ----------------       ----------------      ----------------

   Total reserves, payables
      and accrued liabilities                       8,316,955,000          2,629,090,000         2,551,524,000
                                                 ----------------       ----------------      ----------------

Variable annuity liabilities related to
   separate accounts                               13,767,213,000         11,133,569,000         9,343,200,000
                                                 ----------------       ----------------      ----------------

Subordinated notes payable to affiliates              209,367,000             39,182,000            36,240,000
                                                 ----------------       ----------------      ----------------

Deferred income taxes                                 105,772,000             95,758,000            67,047,000
                                                 ----------------       ----------------      ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000             3,511,000
   Additional paid-in capital                         378,674,000            308,674,000           308,674,000
   Retained earnings                                  366,460,000            332,069,000           244,628,000
   Accumulated other comprehensive
      income (loss)                                    (1,619,000)             8,415,000            18,405,000
                                                 ----------------       ----------------      ----------------

   Total shareholder's equity                         747,026,000            652,669,000           575,218,000
                                                 ----------------       ----------------      ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 23,146,333,000       $ 14,550,268,000      $ 12,573,229,000
                                                 ================       ================      ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                          Years Ended September 30,
                                     Three Months Ended     -----------------------------------------------------
                                      December 31, 1998         1998                 1997                1996
                                     ------------------     -------------       -------------       -------------
Investment income                       $  54,278,000       $ 221,966,000       $ 210,759,000       $ 164,631,000
                                        -------------       -------------       -------------       -------------

Interest expense on:
   Fixed annuity contracts                (22,828,000)       (112,695,000)       (109,217,000)        (82,690,000)
   Guaranteed investment
      contracts                            (3,980,000)        (17,787,000)        (22,650,000)        (19,974,000)
   Senior indebtedness                        (34,000)         (1,498,000)         (2,549,000)         (2,568,000)
   Subordinated notes payable to
      affiliates                             (471,000)         (3,114,000)         (3,142,000)         (2,556,000)
                                        -------------       -------------       -------------       -------------

   Total interest expense                 (27,313,000)       (135,094,000)       (137,558,000)       (107,788,000)
                                        -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                      26,965,000          86,872,000          73,201,000          56,843,000
                                        -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT GAINS
   (LOSSES)                                   271,000          19,482,000         (17,394,000)        (13,355,000)
                                        -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                   58,806,000         200,867,000         139,492,000         103,970,000
   Net retained commissions                11,479,000          48,561,000          39,143,000          31,548,000
   Asset management fees                    8,068,000          29,592,000          25,764,000          25,413,000
   Surrender charges                        3,239,000           7,404,000           5,529,000           5,184,000
   Other fees                               1,738,000           3,938,000           3,218,000           3,390,000
                                        -------------       -------------       -------------       -------------

TOTAL FEE INCOME                           83,330,000         290,362,000         213,146,000         169,505,000
                                        -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (22,375,000)        (96,102,000)        (98,802,000)        (81,552,000)
                                        -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                      (27,070,000)        (72,713,000)        (66,879,000)        (57,520,000)
                                        -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                         (6,624,000)        (18,209,000)         (8,977,000)         (4,613,000)
                                        -------------       -------------       -------------       -------------

PRETAX INCOME                              54,497,000         209,692,000          94,295,000          69,308,000

Income tax expense                        (20,106,000)        (71,051,000)        (31,169,000)        (24,252,000)
                                        -------------       -------------       -------------       -------------

NET INCOME                                 34,391,000         138,641,000          63,126,000          45,056,000
                                        -------------       -------------       -------------       -------------

Other comprehensive income, net
  of tax:

Net unrealized gains on bonds and
  notes available for sale:
      Net unrealized gains
         identified in the current
         period                           (10,249,000)         (4,027,000)         16,605,000         (11,265,000)
      Less reclassification
         Adjustment for net
         realized gains included
         in net income                        215,000          (5,963,000)          7,321,000          11,417,000
                                        -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME (LOSS)         (10,034,000)         (9,990,000)         23,926,000             152,000
                                        -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                    $  24,357,000       $ 128,651,000       $  87,052,000       $  45,208,000
                                        =============       =============       =============       =============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                    Years Ended September 30,
                                           Three Months Ended      -----------------------------------------------------------
                                            December 31, 1998            1998                  1997                  1996
                                           ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                $    34,391,000       $   138,641,000       $    63,126,000       $    45,056,000
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
            Fixed annuity contracts               22,828,000           112,695,000           109,217,000            82,690,000
            Guaranteed investment
               contracts                           3,980,000            17,787,000            22,650,000            19,974,000
         Net realized investment losses
           (gains)                                  (271,000)          (19,482,000)           17,394,000            13,355,000
         Amortization (accretion) of
            net premiums (discounts)
            on investments                        (1,199,000)              447,000           (18,576,000)           (8,976,000)
         Amortization of goodwill                    356,000             1,422,000             1,187,000             1,169,000
         Provision for deferred income
            taxes                                 15,945,000            34,087,000           (16,024,000)           (3,351,000)
   Change in:
      Accrued investment income                   (1,512,000)           (4,649,000)           (2,084,000)           (5,483,000)
      Deferred acquisition costs                 (34,328,000)         (160,926,000)         (113,145,000)          (60,941,000)
      Other assets                               (21,070,000)          (19,374,000)          (14,598,000)           (8,000,000)
      Income taxes currently payable              16,992,000           (38,134,000)           10,779,000             5,766,000
      Other liabilities                            5,617,000            (2,248,000)           14,187,000             5,474,000
   Other, net                                      5,510,000            (5,599,000)              418,000              (129,000)
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                     47,239,000            54,667,000            74,531,000            86,604,000
                                             ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                       (392,515,000)       (1,970,502,000)       (2,566,211,000)       (1,937,890,000)
      Mortgage loans                              (4,962,000)         (131,386,000)         (266,771,000)          (15,000,000)
      Other investments, excluding
         short-term investments                   (1,992,000)                 --             (75,556,000)          (36,770,000)
   Sales of:
      Bonds, notes and redeemable
         Preferred stocks                        265,039,000         1,602,079,000         2,299,063,000         1,241,928,000
      Real estate                                       --                    --                    --                 900,000
      Other investments, excluding
         short-term investments                      142,000            42,458,000             6,421,000             4,937,000
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                         37,290,000           424,393,000           376,847,000           288,969,000
      Mortgage loans                               7,699,000            80,515,000            25,920,000            11,324,000
      Other investments, excluding
         short-term investments                      853,000            67,213,000            23,940,000            20,749,000
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                    3,083,211,000                  --                    --                    --
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY INVESTING
   ACTIVITIES                                  2,994,765,000           114,770,000          (176,347,000)         (420,853,000)
                                             ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                Years Ended September 30,
                                       Three Months Ended      -----------------------------------------------------------
                                        December 31, 1998           1998                  1997                  1996
                                       ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
    ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $   351,616,000       $ 1,512,994,000       $ 1,097,937,000       $   741,774,000
      Guaranteed investment
         contracts                                  --               5,619,000            55,000,000           134,967,000
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                             (448,762,000)       (1,303,790,000)         (620,367,000)         (236,705,000)
   Withdrawal payments on:
      Fixed annuity contracts                (41,554,000)         (191,690,000)         (242,589,000)         (263,614,000)
      Guaranteed investment
         contracts                            (3,797,000)          (36,313,000)         (198,062,000)          (16,492,000)
   Claims and annuity payments
      on fixed annuity contracts              (9,333,000)          (40,589,000)          (35,731,000)          (31,107,000)
   Net receipts from (repayments
      of) other short-term
      financings                               9,545,000           (10,944,000)           34,239,000          (119,712,000)
   Net receipt/(payment) related to
      a modified coinsurance
      transaction                           (170,436,000)          166,631,000                  --                    --
   Receipts from issuance of
      subordinated note payable
         to affiliate                        170,436,000                  --                    --                    --
   Capital contribution received              70,000,000                  --              28,411,000            27,387,000
   Dividends paid                                   --             (51,200,000)          (25,500,000)          (29,400,000)
                                         ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                      (72,285,000)           50,718,000            93,338,000           207,098,000
                                         ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS              2,969,719,000           220,155,000            (8,478,000)         (127,151,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    333,735,000           113,580,000           122,058,000           249,209,000
                                         ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $ 3,303,454,000       $   333,735,000       $   113,580,000       $   122,058,000
                                         ===============       ===============       ===============       ===============

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness         $       536,000       $     3,912,000       $     7,032,000       $     5,982,000
                                         ===============       ===============       ===============       ===============

   Net income taxes paid (refunded)      $   (12,302,000)      $    74,932,000       $    36,420,000       $    22,031,000
                                         ===============       ===============       ===============       ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company (the "Company") is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which include the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. ("AIG") in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, on the date of merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Inc. ("SunAmerica").

         The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in separate account investments, leveraged leases, and collateralized mortgage obligation residuals.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $1,400,000 at December 31, 1998, decreased by $7,000,000 at September 30, 1998, and decreased by $16,400,000 at September 30, 1997 for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $22,983,000 at December 31, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is included in these financial statements.

         SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending December 31, 1999 and is not included in these financial statements.

         Implementation of SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

         In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                        Three Months Ended
                                                         December 31, 1997
                                                        ------------------
         Investment income                                   59,855,000

         Net investment income                               26,482,000

         Net realized investment gains                       20,935,000

         Total fee income                                    63,984,000

         Pretax income                                       67,654,000

         Net income                                          44,348,000
                                                             ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:


                                                                      Estimated
                                                  Amortized              Fair
                                                     Cost                Value
                                                --------------      --------------
         AT DECEMBER 31, 1998:

           Securities of the United States
              Government                        $    6,033,000      $    6,272,000
           Mortgage-backed securities              546,790,000         553,990,000
           Securities of public utilities          208,074,000         205,119,000
           Corporate bonds and notes             2,624,330,000       2,616,073,000
           Redeemable preferred stocks               6,125,000           7,507,000
           Other debt securities                   861,388,000         859,879,000
                                                --------------      --------------

              Total                             $4,252,740,000      $4,248,840,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1998:

           Securities of the United States
              Government                        $   84,377,000      $   88,239,000
           Mortgage-backed securities              569,613,000         584,007,000
           Securities of public utilities          108,431,000         106,065,000
           Corporate bonds and notes               883,890,000         884,209,000
           Redeemable preferred stocks               6,125,000           6,888,000
           Other debt securities                   282,427,000         285,346,000
                                                --------------      --------------

              Total                             $1,934,863,000      $1,954,754,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1997:

           Securities of the United States
              Government                        $   18,496,000      $   18,962,000
           Mortgage-backed securities              636,018,000         649,196,000
           Securities of public utilities           22,792,000          22,893,000
           Corporate bonds and notes               984,573,000       1,012,559,000
           Redeemable preferred stocks               6,125,000           6,681,000
           Other debt securities                   274,481,000         275,903,000
                                                --------------      --------------

              Total                             $1,942,485,000      $1,986,194,000
                                                ==============      ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1998, follow:

                                                                  Estimated
                                             Amortized               Fair
                                                Cost                Value
                                           --------------      --------------
         Due in one year or less           $  918,639,000      $  918,419,000
         Due after one year through
             five years                     1,547,743,000       1,546,798,000
         Due after five years through
             ten years                        815,959,000         816,689,000
         Due after ten years                  423,609,000         412,944,000
         Mortgage-backed securities           546,790,000         553,990,000
                                           --------------      --------------

             Total                         $4,252,740,000      $4,248,840,000
                                           ==============      ==============


         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                      Gross            Gross
                                                   Unrealized        Unrealized
                                                      Gains            Losses
                                                  ------------      ------------
         AT DECEMBER 31, 1998:

             Securities of the United States
                Government                        $    239,000      $       --
             Mortgage-backed securities              9,398,000        (2,198,000)
             Securities of public utilities            926,000        (3,881,000)
             Corporate bonds and notes              22,227,000       (30,484,000)
             Redeemable preferred stocks             1,382,000              --
             Other debt securities                   2,024,000        (3,533,000)
                                                  ------------      ------------

                Total                             $ 36,196,000      $(40,096,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1998:

             Securities of the United States
                Government                        $  3,862,000      $       --
             Mortgage-backed securities             15,103,000          (709,000)
             Securities of public utilities          2,420,000        (4,786,000)
             Corporate bonds and notes              31,795,000       (31,476,000)
             Redeemable preferred stocks               763,000              --
             Other debt securities                   5,235,000        (2,316,000)
                                                  ------------      ------------

                Total                             $ 59,178,000      $(39,287,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1997:

             Securities of the United States
                Government                        $    498,000      $    (32,000)
             Mortgage-backed securities             14,998,000        (1,820,000)
             Securities of public utilities            141,000           (40,000)
             Corporate bonds and notes              28,691,000          (705,000)
             Redeemable preferred stocks               556,000              --
             Other debt securities                   1,569,000          (147,000)
                                                  ------------      ------------

                Total                             $ 46,453,000      $ (2,744,000)
                                                  ============      ============


         Gross unrealized gains on equity securities available for sale aggregated $10,000, $54,000, and $1,004,000 at December 31, 1998,
         September 30, 1998, and September 30, 1997, respectively. There were no unrealized losses at December 31, 1998, September 30, 1998, or September 30, 1997.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:


                                                                      Years Ended September 30,
                                    Three Months Ended    --------------------------------------------------
                                     December 31, 1998        1998               1997               1996
                                    ------------------    ------------       ------------       ------------
         BONDS, NOTES AND
             REDEEMABLE PREFERRED
             STOCKS:
             Realized gains            $  6,669,000       $ 28,086,000       $ 22,179,000       $ 14,532,000
             Realized losses             (5,324,000)        (4,627,000)       (25,310,000)       (10,432,000)

         COMMON STOCKS:
             Realized gains                  12,000            337,000          4,002,000            511,000
             Realized losses                 (9,000)              --             (312,000)        (3,151,000)

         OTHER INVESTMENTS:
             Realized gains                 573,000          8,824,000          2,450,000          1,135,000

         IMPAIRMENT WRITEDOWNS           (1,650,000)       (13,138,000)       (20,403,000)       (15,950,000)
                                       ------------       ------------       ------------       ------------

         Total net realized
             investment gains
             and losses                $    271,000       $ 19,482,000       $(17,394,000)      $(13,355,000)
                                       ============       ============       ============       ============

         The sources and related amounts of investment income are as follows:

                                                                           Years Ended September 30,
                                       Three Months Ended    --------------------------------------------------
                                        December 31, 1998        1998               1997               1996
                                       ------------------    ------------       ------------       ------------
         Short-term investments           $   4,649,000      $  12,524,000       $  11,780,000       $  10,647,000
         Bonds, notes and
             redeemable preferred
             stocks                          39,660,000        156,140,000         163,038,000         140,387,000
         Mortgage loans                       7,904,000         29,996,000          17,632,000           8,701,000
         Common stocks                             --               34,000              16,000               8,000
         Real estate                             13,000           (467,000)           (296,000)           (196,000)
         Cost-method partnerships               352,000         24,311,000           6,725,000           4,073,000
         Other invested assets                1,700,000           (572,000)         11,864,000           1,011,000
                                          -------------      -------------       -------------       -------------

             Total investment income      $  54,278,000      $ 221,966,000       $ 210,759,000       $ 164,631,000
                                          =============      =============       =============       =============

         Expenses incurred to manage the investment portfolio amounted to $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $74,703,000:

                                                       Amortized              Fair
                                                         Cost                 Value
                                                    --------------      --------------
         General Motors Acceptance Corporation         188,908,000         188,953,000
         Export Development Corporation                114,895,000         114,895,000
         Morgan Stanley Dean Witter                    111,838,000         111,837,000
         Lucent Technologies Inc.                       89,901,000          89,901,000
         Duke Energy Corporation                        89,896,000          89,896,000
         International Lease Finance Corp.              84,965,000          84,965,000
         Ford Motor Corporation                         79,973,000          79,976,000
         Gannet Company                                 79,869,000          79,869,000
         Exxon Asset Management Co.                     78,935,000          78,935,000
         General Electric Capital Corp.                 78,008,000          78,008,000
         Merrill Lynch & Company                        75,040,000          75,042,000
         Koch Industries                                74,939,000          74,939,000
         Government of Canada                           74,928,000          74,927,000
                                                    --------------      --------------

             Total                                  $1,222,095,000      $1,222,143,000
                                                    ==============      ==============

         At December 31, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

         At December 31, 1998, bonds, notes and redeemable preferred stocks included $241,769,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1998.

         At December 31, 1998, the carrying value of investments in default as to the payment of principal or interest was $3,168,000, composed of $2,500,000 of bonds and $668,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $1,918,000.

         As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement. There were no outstanding Swap Agreements at September 30, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, $5,305,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS: Universal life and single premium life contracts are assigned a fair value equal to current net surrender value.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 1998, September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                          Carrying                 Fair
                                                            Value                 Value
                                                       ---------------      ---------------
         DECEMBER 31, 1998:

         ASSETS:
             Cash and short-term investments           $ 3,303,454,000      $ 3,303,454,000
             Bonds, notes and redeemable
                preferred stocks                         4,248,840,000        4,248,840,000
             Mortgage loans                                388,780,000          411,230,000
             Common stocks                                   1,419,000            1,419,000
             Cost-method partnerships                        4,577,000           12,802,000
             Variable annuity assets held in
                separate accounts                       13,767,213,000       13,767,213,000
             Receivable from brokers for sales
                of securities                               22,826,000           22,826,000

         LIABILITIES:
             Reserves for fixed annuity contracts        5,500,157,000        5,437,045,000
             Reserves for universal life
                insurance contracts                      2,339,194,000        2,339,061,000
             Reserves for guaranteed investment
                contracts                                  306,461,000          306,461,000
             Variable annuity liabilities related
                to separate accounts                    13,767,213,000       13,287,434,000
             Subordinated notes payable to Parent          209,367,000          210,587,000
                                                       ===============      ===============

         SEPTEMBER 30, 1998:

         ASSETS:
             Cash and short-term investments           $   333,735,000      $   333,735,000
             Bonds, notes and redeemable
                preferred stocks                         1,954,754,000        1,954,754,000
             Mortgage loans                                391,448,000          415,981,000
             Common stocks                                     169,000              169,000
             Cost-method partnerships                        4,403,000           12,744,000
             Variable annuity assets held in
                separate accounts                       11,133,569,000       11,133,569,000
             Receivable from brokers for sales
                of securities                               23,904,000           23,904,000

         LIABILITIES:
             Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
             Reserves for guaranteed investment
                contracts                                  282,267,000          282,267,000
             Payable to brokers for purchases
                of securities                               50,957,000           50,957,000
             Variable annuity liabilities related
                to separate accounts                    11,133,569,000       10,696,607,000
             Subordinated notes payable to Parent           39,182,000           40,550,000
                                                       ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                          Carrying              Fair
                                                            Value               Value
                                                       --------------      --------------
         SEPTEMBER 30, 1997:

         ASSETS:
             Cash and short-term investments           $  113,580,000      $  113,580,000
             Bonds, notes and redeemable
                preferred stocks                        1,986,194,000       1,986,194,000
             Mortgage loans                               339,530,000         354,495,000
             Common stocks                                  1,275,000           1,275,000
             Cost-method partnerships                      46,880,000          84,186,000
             Variable annuity assets held in
                separate accounts                       9,343,200,000       9,343,200,000
             Receivable from brokers for sales
                of securities                               2,290,000           2,290,000

         LIABILITIES:
             Reserves for fixed annuity contracts       2,098,803,000       2,026,258,000
             Reserves for guaranteed investment
                contracts                                 295,175,000         295,175,000
             Payable to brokers for purchases
                of securities                               2,553,000           2,553,000
             Variable annuity liabilities related
                to separate accounts                    9,343,200,000       9,077,200,000
             Subordinated notes payable to Parent          36,240,000          37,393,000
                                                       ==============      ==============

6.       SUBORDINATED NOTES PAYABLE TO PARENT

         On December 30, 1998, the Company received cash totaling $170,436,000 in exchange for issuance of a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), which Note has been included in Subordinated Notes Payable to Affiliates in the accompanying consolidated balance sheet. Interest on this note accrues at a rate of 7%.

         Subordinated notes and accrued interest payable to affiliates totaled $209,367,000 at interest rates ranging from 7% to 9% at December 31, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000, $10,000,000 in 2001 and $170,436,000 thereafter. On June 30,
         1999, the Parent cancelled the Note and funds received were reclassified to Additional Paid-in Capital.

7.       REINSURANCE

         On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.       REINSURANCE (Continued)

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. Reserves for universal life contracts are based on fund value. The excess of the purchase price over the fair value of net assets received amounted to $113,039,000 and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet.

         This business was assumed from MBL life subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements.

         Included in the block of business acquired from MBL Life is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business will be acquired by the Company via an assumption reinsurance agreement with MBL Life, which will supersede the coinsurance agreement. The $128,420,000 purchase price will be allocated between the Company and its affiliate based on the estimated future gross profits of the two blocks of business.

8.       CONTINGENT LIABILITIES

         The Company has entered into two agreements in which it has provided liquidity support for certain short-term securities of municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31,

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       CONTINGENT LIABILITIES (Continued)

         1998 is $210,000,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $60,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:


                                                                         Years Ended September 30,
                                        Three Months Ended     -----------------------------------------------------
                                         December 31, 1998          1998               1997                 1996
                                        ------------------     -------------       -------------       -------------
         ADDITIONAL PAID-IN CAPITAL:
             Beginning balances            $ 308,674,000       $ 308,674,000       $ 280,263,000       $ 252,876,000
             Capital contributions
                received                      70,000,000                --            28,411,000          27,387,000
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
                                           =============       =============       =============       =============

         RETAINED EARNINGS:
             Beginning balances            $ 332,069,000       $ 244,628,000       $ 207,002,000       $ 191,346,000
             Net income                       34,391,000         138,641,000          63,126,000          45,056,000
             Dividend paid                          --           (51,200,000)        (25,500,000)        (29,400,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
                                           =============       =============       =============       =============

         ACCUMULATED OTHER
             COMPREHENSIVE INCOME
             (LOSS):
                Beginning balances         $   8,415,000       $  18,405,000       $  (5,521,000)      $  (5,673,000)
                Change in net
                   unrealized gains
                   (losses) on debt
                   securities
                   available for sale        (23,791,000)        (23,818,000)         57,463,000          (2,904,000)
                Change in net
                   unrealized gains
                   (losses) on equity
                   securities
                   available for sale            (44,000)           (950,000)            (55,000)          3,538,000
                Change in adjustment
                   to deferred
                   acquisition costs           8,400,000           9,400,000         (20,600,000)           (400,000)
                Tax effects of net
                   changes                     5,401,000           5,378,000         (12,882,000)            (82,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
                                           =============       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively. No dividends were paid in the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus totaled $443,394,000 at December 31, 1998, $537,542,000 at September 30, 1998, $567,979,000 at
         December 31, 1997 and $311,176,000 at December 31, 1996.

10.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:


                                                    Net Realized
                                                     Investment
                                                   Gains (Losses)       Operations            Total
                                                   --------------      ------------       ------------
         Three months ended December 31, 1998:

         Currently payable                          $    740,000       $  3,421,000       $  4,161,000
         Deferred                                       (620,000)        16,565,000         15,945,000
                                                    ------------       ------------       ------------

             Total income tax expense               $    120,000       $ 19,986,000       $ 20,106,000
                                                    ============       ============       ============

         Year ended September 30, 1998:

         Currently payable                          $  4,221,000       $ 32,743,000       $ 36,964,000
         Deferred                                       (550,000)        34,637,000         34,087,000
                                                    ------------       ------------       ------------

             Total income tax expense               $  3,671,000       $ 67,380,000       $ 71,051,000
                                                    ============       ============       ============

         Year ended September 30, 1997:

         Currently payable                          $ (3,635,000)      $ 50,828,000       $ 47,193,000
         Deferred                                     (2,258,000)       (13,766,000)       (16,024,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (5,893,000)      $ 37,062,000       $ 31,169,000
                                                    ============       ============       ============

         Year ended September 30, 1996:

         Currently payable                          $  5,754,000       $ 21,849,000       $ 27,603,000
         Deferred                                    (10,347,000)         6,996,000         (3,351,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (4,593,000)      $ 28,845,000       $ 24,252,000
                                                    ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                            Years Ended September 30,
                                         Three Months Ended    ---------------------------------------------------
                                          December 31, 1998        1998              1997                1996
                                         ------------------    ------------       ------------       ------------
         Amount computed at
             statutory rate                 $ 19,074,000       $ 73,392,000       $ 33,003,000       $ 24,258,000
         Increases (decreases)
             resulting from:
                Amortization of
                   differences between
                   book and tax bases
                   of net assets
                   acquired                      146,000            460,000            666,000            464,000
                State income taxes,
                   net of federal tax
                   benefit                     1,183,000          5,530,000          1,950,000          2,070,000
                Dividends-received
                   deduction                    (345,000)        (7,254,000)        (4,270,000)        (2,357,000)
                Tax credits                                      (1,296,000)          (318,000)          (257,000)
                Other, net                        48,000            219,000            138,000             74,000
                                            ------------       ------------       ------------       ------------

                Total income tax
                   expense                  $ 20,106,000       $ 71,051,000       $ 31,169,000       $ 24,252,000
                                            ============       ============       ============       ============


         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                         At September 30,
                                              December 31,       ---------------------------------
                                                  1998               1998                1997
                                             -------------       -------------       -------------
         DEFERRED TAX LIABILITIES:
         Investments                         $  18,174,000       $  17,643,000       $  13,160,000
         Deferred acquisition costs            222,943,000         223,392,000         154,949,000
         State income taxes                      3,143,000           2,873,000           1,777,000
         Other liabilities                      13,906,000             144,000                --
         Net unrealized gains on debt
             and equity securities
             available for sale                       --             4,531,000           9,910,000
                                             -------------       -------------       -------------

             Total deferred tax
                liabilities                    258,166,000         248,583,000         179,796,000
                                             -------------       -------------       -------------

         DEFERRED TAX ASSETS:
         Contractholder reserves              (148,587,000)       (149,915,000)       (108,090,000)
         Guaranty fund assessments              (2,935,000)         (2,910,000)         (2,707,000)
         Other assets                                 --                  --            (1,952,000)
         Net unrealized losses on
             debt and equity securities
             available for sale                   (872,000)               --                  --
                                             -------------       -------------       -------------

             Total deferred tax assets        (152,394,000)       (152,825,000)       (112,749,000)
                                             -------------       -------------       -------------

             Deferred income taxes           $ 105,772,000       $  95,758,000       $  67,047,000
                                             =============       =============       =============


11.      ADOPTION OF NEW ACCOUNTING STANDARD

         Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)

         The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                                     Tax Benefit
                                                   Before Tax         (Expense)         Net of Tax
                                                  ------------       ------------       ------------
         THREE MONTHS ENDED DECEMBER 31,
         1998:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $(24,345,000)      $  8,521,000       $(15,824,000)

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                      8,579,000         (3,004,000)         5,575,000
                                                  ------------       ------------       ------------

         Subtotal                                  (15,766,000)         5,517,000        (10,249,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                          510,000           (179,000)           331,000
             Related change in deferred
                acquisition costs                     (179,000)            63,000           (116,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                             331,000           (116,000)           215,000
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,435,000)      $  5,401,000       $(10,034,000)
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1998:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      4,086,000         (1,430,000)         2,656,000
                                                  ------------       ------------       ------------

         Subtotal                                   (6,195,000)         2,168,000         (4,027,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                      (14,487,000)         5,070,000         (9,417,000)
             Related change in deferred
                acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,368,000)      $  5,378,000       $ (9,990,000)
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)


                                                                     Tax Benefit
                                                   Before Tax         (Expense)          Net of Tax
                                                  ------------       ------------       ------------
         YEAR ENDED SEPTEMBER 30,1997:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                    (15,031,000)         5,262,000         (9,769,000)
                                                  ------------       ------------       ------------

         Subtotal                                   25,544,000         (8,939,000)        16,605,000
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                       16,832,000         (5,891,000)        10,941,000
             Related change in deferred
                acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          11,263,000         (3,942,000)         7,321,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1996:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(26,189,000)      $  9,166,000       $(17,023,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      8,858,000         (3,100,000)         5,758,000
                                                  ------------       ------------       ------------

         Subtotal                                  (17,331,000)         6,066,000        (11,265,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                       26,823,000         (9,388,000)        17,435,000
             Related change in deferred
                acquisition costs                   (9,258,000)         3,240,000         (6,018,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          17,565,000         (6,148,000)        11,417,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $    234,000       $    (82,000)      $    152,000
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.      RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $6,977,000 in the three months ended December 31, 1998, and $32,946,000, $25,492,000, and $16,906,000 in the
         years ended September 30, 1998, 1997 and 1996, respectively. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6%, 33.6%, 36.1%, and 38.3% of premiums in the three months ended December 31, 1998, and the years ended September 30, 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 14.7% and 9.4% of premiums in the three months ended December 31, 1998, 17.3% and 8.4% of premiums in the year ended September 30, 1998, 19.2% and 10.1% in the year ended September 30, 1997, and 19.7% and 10.2% in the year ended September 30, 1996, respectively.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $9,906,000, $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

         At December 31, 1998, the Company held bonds with a fair value of $84,965,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets to the Parent or its affiliates.

         During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

         During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

         During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

         During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

13.      BUSINESS SEGMENTS

         Summarized data for the Company's business segments follow:

                                                                    Total
                                                                 depreciation
                                                                     and
                                                 Total           amortization           Pretax                 Total
                                                revenues           expense              income                assets
                                              ------------       ------------        ------------         ---------------
         THREE MONTHS ENDED
         DECEMBER 31, 1998:
         Annuity operations                   $103,626,000        $23,236,000        $ 45,962,000         $22,982,323,000
         Broker-dealer
             operations                         11,279,000            561,000           4,444,000              59,537,000
         Asset management
             operations                         22,974,000          4,204,000           4,091,000             104,473,000
                                              ------------        -----------        ------------         ---------------

         Total                                $137,879,000        $28,001,000        $ 54,497,000         $23,146,333,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1998:
         Annuity operations                   $443,407,000        $60,731,000        $178,120,000         $14,389,922,000
         Broker-dealer
             operations                         47,363,000          1,770,000          22,401,000              55,870,000
         Asset management
             operations                         41,040,000         14,780,000           9,171,000             104,476,000
                                              ------------        -----------        ------------         ---------------

         Total                                $531,810,000        $77,281,000        $209,692,000         $14,550,268,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1997:
         Annuity operations                   $332,845,000        $55,675,000        $ 74,792,000         $12,440,311,000
         Broker-dealer
             operations                         38,005,000            689,000          16,705,000              51,400,000
         Asset management
             operations                         35,661,000         16,357,000           2,798,000              81,518,000
                                              ------------        -----------        ------------         ---------------

         Total                                $406,511,000        $72,721,000        $ 94,295,000         $12,573,229,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1996:
         Annuity operations                   $256,681,000        $43,974,000        $ 53,827,000         $ 9,092,770,000
         Broker-dealer
             operations                         31,053,000            449,000          13,033,000              37,355,000
         Asset management
             operations                         33,047,000         18,295,000           2,448,000              74,410,000
                                              ------------        -----------        ------------         ---------------

         Total                                $320,781,000        $62,718,000        $ 69,308,000         $ 9,204,535,000
                                              ============        ===========        ============         ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.      SUBSEQUENT EVENTS

         On June 30, 1999, the Parent cancelled the $170,436,000 Note and funds received were reclassified to Additional Paid-in Capital. Also on June 30, 1999, the Parent forgave the total interest earned on the Note of $4,971,000.

         On July 1, 1999, the New York Business acquired from MBL Life was transferred to FSA via an assumption reinsurance agreement and the remainder of the business converted to assumption reinsurance, which superseded the coinsurance arrangement. As part of this transfer, invested assets equal to $675,303,000, life reserves equal to $282,947,000, group pension reserves equal to $404,318,000, and other net assets of $11,962,000 were transferred to FSA. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As of August 1, 1999, the Company ceded $6,444,871,000 billion of variable annuity liabilities through a modified coinsurance transaction to ANLIC Insurance Company (Hawaii). As part of this transaction, the Company received $150,000,000 on September 9, 1999, which was credited to Deferred Amortization Costs in the balance sheet to eliminate the unamortized costs previously deferred with respect to the ceded business.

         On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999, the Parent contributed additional capital of $54,250,000 to the Company.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                NOVEMBER 30, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS


January 27, 1999


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the PATHWAY Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the PATHWAY Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at November 30, 1998, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                November 30, 1998



                                                                                             Asset
                                              Growth      International   Growth-Income    Allocation      High-Yield
                                              Series         Series           Series         Series        Bond Series
                                          --------------  --------------  --------------  --------------  --------------
Assets:
     Investments in Anchor Pathway Fund,
        at market value                   $  829,918,874  $  192,294,449  $  911,935,533  $  134,069,402  $   99,007,208

Liabilities                                            0               0               0               0               0
                                          --------------  --------------  --------------  --------------  --------------

Net Assets                                $  829,918,874  $  192,294,449  $  911,935,533  $  134,069,402  $   99,007,208
                                          ==============  ==============  ==============  ==============  ==============


Series Without Enhanced Death Benefit:

     Net Assets                           $  806,054,402  $  186,294,920  $  884,580,735  $  130,728,844  $   96,027,722

     Accumulation units outstanding            8,319,936       8,516,932      11,186,457       4,580,246       2,110,231

     Unit value of accumulation units     $        96.88  $        21.87  $        79.08  $        28.54  $        45.51



Series With Enhanced Death Benefit:

     Net Assets                           $   23,864,472  $    5,999,529  $   27,354,798  $    3,340,558  $    2,979,486

     Accumulation units outstanding              246,591         274,584         346,306         117,171          65,544

     Unit value of accumulation units     $        96.78  $        21.85  $        78.99  $        28.51  $        45.46




                                                U.S.
                                             Government
                                              AAA-Rated        Cash
                                              Securities     Management
                                                Series         Series           TOTAL
                                            --------------  --------------  --------------
Assets:
     Investments in Anchor Pathway Fund,
        at market value                     $   79,621,006  $   63,760,446  $2,310,606,918

Liabilities                                              0               0               0
                                            --------------  --------------  --------------

Net Assets                                  $   79,621,006  $   63,760,446  $2,310,606,918
                                            ==============  ==============  ==============


Series Without Enhanced Death Benefit:

     Net Assets                             $   77,798,690  $   61,835,159

     Accumulation units outstanding              3,209,061       3,221,525

     Unit value of accumulation units       $        24.24  $        19.19



Series With Enhanced Death Benefit:

     Net Assets                             $    1,822,316  $    1,925,287

     Accumulation units outstanding                 75,252         100,393

     Unit value of accumulation units       $        24.22  $        19.18



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 1998



                                                        Market Value
Variable Accounts                         Shares          Per Share     Market Value           Cost
--------------------------------       ------------     ------------  ----------------   ----------------
    Growth Series                       18,308,616         $ 45.33    $   829,918,874    $   648,339,558

    International Series                13,644,224           14.09        192,294,449        186,084,262

    Growth-Income Series                26,019,306           35.05        911,935,533        703,471,372

    Asset Allocation Series              8,737,669           15.34        134,069,402        115,237,815

    High-Yield Bond Series               7,714,224           12.83         99,007,208        101,694,598

    U.S. Government/
    AAA-Rated Securities Series          7,195,273           11.07         79,621,006         81,511,002

    Cash Management Series               5,787,557           11.02         63,760,446         63,423,758
                                                                      ---------------    ---------------

                                                                      $ 2,310,606,918    $ 1,899,762,365
                                                                      ===============    ===============



                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                November 30, 1998



                                                                                           Asset         High-Yield
                                           Growth       International   Growth-Income    Allocation         Bond
                                           Series          Series          Series          Series          Series
                                        -------------   -------------   -------------   -------------   -------------
Investment income:
     Dividends and capital
       gains distributions              $ 151,495,000   $  57,955,000   $ 183,823,000   $  23,690,000   $  13,750,000
                                        -------------   -------------   -------------   -------------   -------------

         Total investment income          151,495,000      57,955,000     183,823,000      23,690,000      13,750,000
                                        -------------   -------------   -------------   -------------   -------------

Expenses:
     Mortality risk charge                 (6,489,850)     (1,701,570)     (7,560,779)     (1,167,476)       (892,561)
     Expense risk charge                   (2,839,309)       (744,437)     (3,307,841)       (510,771)       (390,495)
     Distribution expense charge           (1,216,847)       (319,044)     (1,417,646)       (218,902)       (167,355)
     Enhanced Death Benefit                   (12,392)         (3,297)        (15,144)         (1,962)         (1,521)
                                        -------------   -------------   -------------   -------------   -------------

         Total expenses                   (10,558,398)     (2,768,348)    (12,301,410)     (1,899,111)     (1,451,932)
                                        -------------   -------------   -------------   -------------   -------------

Net investment income                     140,936,602      55,186,652     171,521,590      21,790,889      12,298,068
                                        -------------   -------------   -------------   -------------   -------------

Net  realized gains (losses)
  from securities transactions:
         Proceeds from shares sold        196,398,300      74,840,450     204,642,198      40,692,382      44,349,363
         Cost of shares sold             (160,297,672)    (68,069,953)   (156,600,915)    (34,377,847)    (45,071,644)
                                        -------------   -------------   -------------   -------------   -------------

Net realized gains (losses)
  from securities
     transactions                          36,100,628       6,770,497      48,041,283       6,314,535        (722,281)
                                        -------------   -------------   -------------   -------------   -------------

Net  unrealized appreciation
  (depreciation) of investments:
         Beginning of period              185,732,647      41,362,085     307,525,535      35,776,827       6,092,361
         End of period                    181,579,316       6,210,187     208,464,161      18,831,587      (2,687,390)
                                        -------------   -------------   -------------   -------------   -------------

Change in net unrealized appreciation
     (depreciation) of investments         (4,153,331)    (35,151,898)    (99,061,374)    (16,945,240)     (8,779,751)
                                        -------------   -------------   -------------   -------------   -------------

Increase in net assets from operations  $ 172,883,899   $  26,805,251   $ 120,501,499   $  11,160,184   $   2,796,036
                                        =============   =============   =============   =============   =============




                                            U.S.
                                         Government
                                          AAA-Rated         Cash
                                         Securities      Management
                                           Series          Series            TOTAL
                                        -------------   -------------   -------------
Investment income:
     Dividends and capital
       gains distributions              $   6,410,000   $   3,995,000   $ 441,118,000
                                        -------------   -------------   -------------

         Total investment income            6,410,000       3,995,000     441,118,000
                                        -------------   -------------   -------------

Expenses:
     Mortality risk charge                   (627,474)       (558,762)    (18,998,472)
     Expense risk charge                     (274,520)       (244,459)     (8,311,832)
     Distribution expense charge             (117,651)       (104,768)     (3,562,213)
     Enhanced Death Benefit                      (882)         (1,395)        (36,593)
                                        -------------   -------------   -------------

         Total expenses                    (1,020,527)       (909,384)    (30,909,110)
                                        -------------   -------------   -------------

Net investment income                       5,389,473       3,085,616     410,208,890
                                        -------------   -------------   -------------

Net  realized gains (losses)
  from securities transactions:
         Proceeds from shares sold         29,081,492     114,649,954     704,654,139
         Cost of shares sold              (30,442,063)   (115,009,300)   (609,869,394)
                                        -------------   -------------   -------------

Net realized gains (losses)
  from securities
     transactions                          (1,360,571)       (359,346)     94,784,745
                                        -------------   -------------   -------------

Net  unrealized appreciation
  (depreciation) of investments:
         Beginning of period               (3,265,700)        540,920     573,764,675
         End of period                     (1,889,996)        336,688     410,844,553
                                        -------------   -------------   -------------

Change in net unrealized appreciation
     (depreciation) of investments          1,375,704        (204,232)   (162,920,122)
                                        -------------   -------------   -------------

Increase in net assets from operations  $   5,404,606   $   2,522,038   $ 342,073,513
                                        =============   =============   =============




                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1998



                                                                                                        Asset
                                                  Growth         International    Growth-Income      Allocation
                                                  Series            Series            Series            Series
                                              ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                    $   140,936,602   $    55,186,652   $   171,521,590   $    21,790,889
     Net realized gains (losses)
        from securities
         transactions                              36,100,628         6,770,497        48,041,283         6,314,535
     Change in net unrealized appreciation
         (depreciation) of investments             (4,153,331)      (35,151,898)      (99,061,374)      (16,945,240)
                                              ---------------   ---------------   ---------------   ---------------
     Increase in net assets from operations       172,883,899        26,805,251       120,501,499        11,160,184
                                              ---------------   ---------------   ---------------   ---------------
From capital transactions without
      enhanced death benefit:
         Net proceeds from units sold              11,310,144         3,843,803        13,409,149         2,037,565
         Cost of units redeemed                  (136,909,441)      (44,436,282)     (149,042,375)      (32,041,051)
         Net transfers                            (38,843,723)      (23,032,791)      (47,914,350)       (5,598,877)
                                              ---------------   ---------------   ---------------   ---------------
     Decrease in net assets                      (164,443,020)      (63,625,270)     (183,547,576)      (35,602,363)
                                              ---------------   ---------------   ---------------   ---------------

From capital transactions with
    enhanced death benefit:
     Net proceeds from units sold                      60,352            12,582            86,117            48,439
     Cost of units redeemed                        (2,262,899)         (658,863)       (1,708,249)         (554,229)
     Net transfers                                 22,440,174         6,419,902        26,173,576         3,571,081
                                              ---------------   ---------------   ---------------   ---------------
     Increase in net assets                        20,237,627         5,773,621        24,551,444         3,065,291
                                              ---------------   ---------------   ---------------   ---------------
Total decrease in net assets from
     capital transactions                        (144,205,393)      (57,851,649)     (158,996,132)      (32,537,072)
Increase (decrease) in net assets                  28,678,506       (31,046,398)      (38,494,633)      (21,376,888)
Net assets at beginning of period                 801,240,368       223,340,847       950,430,166       155,446,290
                                              ---------------   ---------------   ---------------   ---------------
Net assets at end of period                   $   829,918,874   $   192,294,449   $   911,935,533   $   134,069,402
                                              ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                       129,681           183,727           177,384            73,780
     Units redeemed                                (1,575,198)       (2,089,593)       (1,984,051)       (1,157,060)
     Units transferred                               (439,113)       (1,139,794)         (638,965)         (206,053)
                                              ---------------   ---------------   ---------------   ---------------
Decrease in units outstanding                      (1,884,630)       (3,045,660)       (2,445,632)       (1,289,333)
Beginning units                                    10,204,566        11,562,592        13,632,089         5,869,579
                                              ---------------   ---------------   ---------------   ---------------
Ending units                                        8,319,936         8,516,932        11,186,457         4,580,246
                                              ===============   ===============   ===============   ===============
Series with enhanced death benefit:
     Units sold                                           733               591             1,180             1,604
     Units redeemed                                   (25,136)          (30,359)          (22,792)          (19,293)
     Units transferred                                256,158           295,902           348,315           128,582
                                              ---------------   ---------------   ---------------   ---------------
Increase in units outstanding                         231,755           266,134           326,703           110,893
Beginning units                                        14,836             8,450            19,603             6,278
                                              ---------------   ---------------   ---------------   ---------------
Ending units                                          246,591           274,584           346,306           117,171
                                              ===============   ===============   ===============   ===============

                                                                     U.S.
                                                                   Government
                                                                   AAA-Rated            Cash
                                               High-Yield Bond      Securities       Management
                                                    Series            Series            Series           TOTAL
                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                     $    12,298,068   $     5,389,473   $     3,085,616   $   410,208,890
     Net realized gains (losses)
        from securities
         transactions                                 (722,281)       (1,360,571)         (359,346)       94,784,745
     Change in net unrealized appreciation
         (depreciation) of investments              (8,779,751)        1,375,704          (204,232)     (162,920,122)
                                               ---------------   ---------------   ---------------   ---------------
     Increase in net assets from operations          2,796,036         5,404,606         2,522,038       342,073,513
                                               ---------------   ---------------   ---------------   ---------------
From capital transactions without
      enhanced death benefit:
         Net proceeds from units sold                1,562,604           945,018           922,605        34,030,888
         Cost of units redeemed                    (22,720,142)      (18,518,179)      (44,573,172)     (448,240,642)
         Net transfers                              (4,224,512)        8,495,231        33,786,324       (77,332,698)
                                               ---------------   ---------------   ---------------   ---------------
     Decrease in net assets                        (25,382,050)       (9,077,930)       (9,864,243)     (491,542,452)
                                               ---------------   ---------------   ---------------   ---------------

From capital transactions with
    enhanced death benefit:
     Net proceeds from units sold                           75             1,887             7,924           217,376
     Cost of units redeemed                           (307,333)          (80,126)         (931,892)       (6,503,591)
     Net transfers                                   3,229,001         1,763,618         2,800,630        66,397,982
                                               ---------------   ---------------   ---------------   ---------------
     Increase in net assets                          2,921,743         1,685,379         1,876,662        60,111,767
                                               ---------------   ---------------   ---------------   ---------------
Total decrease in net assets from
     capital transactions                          (22,460,307)       (7,392,551)       (7,987,581)     (431,430,685)
Increase (decrease) in net assets                  (19,664,271)       (1,987,945)       (5,465,543)      (89,357,172)
Net assets at beginning of period                  118,671,479        81,608,951        69,225,989     2,399,964,090
                                               ---------------   ---------------   ---------------   ---------------
Net assets at end of period                    $    99,007,208   $    79,621,006   $    63,760,446   $ 2,310,606,918
                                               ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                         34,384            40,919            49,397
     Units redeemed                                   (498,009)         (794,063)       (2,358,982)
     Units transferred                                 (82,677)          355,501         1,792,405
                                               ---------------   ---------------   ---------------
Decrease in units outstanding                         (546,302)         (397,643)         (517,180)
Beginning units                                      2,656,533         3,606,704         3,738,705
                                               ---------------   ---------------   ---------------
Ending units                                         2,110,231         3,209,061         3,221,525
                                               ===============   ===============   ===============
Series with enhanced death benefit:
     Units sold                                              2                80               424
     Units redeemed                                     (6,835)           (3,422)          (49,216)
     Units transferred                                  71,015            75,343           149,185
                                               ---------------   ---------------   ---------------
Increase in units outstanding                           64,182            72,001           100,393
Beginning units                                          1,362             3,251                 0
                                               ---------------   ---------------   ---------------
Ending units                                            65,544            75,252           100,393
                                               ===============   ===============   ===============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the PATHWAY Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                November 30, 1997



                                                                                                        Asset
                                                 Growth         International     Growth-Income       Allocation
                                                 Series            Series            Series             Series
                                             ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                   $   111,957,150   $    18,330,783   $   130,421,946   $    18,615,614
     Net realized gains (losses)
         from securities
         transactions                             43,107,341        20,574,133        54,929,245         5,567,562
     Change in net unrealized appreciation
         (depreciation) of investments             1,682,989        (9,876,762)        6,928,013          (826,010)
                                             ---------------   ---------------   ---------------   ---------------
     Increase in net assets from operations      156,747,480        29,028,154       192,279,204        23,357,166
                                             ---------------   ---------------   ---------------   ---------------
From capital transactions without
      enhanced death benefit:
         Net proceeds from units sold             12,831,407         5,880,570        13,922,416         2,166,878
         Cost of units redeemed                 (161,360,779)      (59,337,362)     (173,358,230)      (28,179,699)
         Net transfers                           (21,309,594)       (1,541,401)       (3,107,592)        4,876,445
                                             ---------------   ---------------   ---------------   ---------------
     Decrease in net assets                     (169,838,966)      (54,998,193)     (162,543,406)      (21,136,376)
                                             ---------------   ---------------   ---------------   ---------------

From capital transactions with
       enhanced death benefit:
         Net proceeds from units sold                    194               167               193                16
         Cost of units redeemed                      (39,316)          (12,846)             (671)          (36,585)
         Net transfers                             1,206,650           179,794         1,338,774           201,741
                                             ---------------   ---------------   ---------------   ---------------
     Increase in net assets                        1,167,528           167,115         1,338,296           165,172
                                             ---------------   ---------------   ---------------   ---------------
Total increase (decrease)
     in net assets from
     capital transactions                       (168,671,438)      (54,831,078)     (161,205,110)      (20,971,204)
Increase (decrease) in net assets                (11,923,958)      (25,802,924)       31,074,094         2,385,962
Net assets at beginning of period                813,164,326       249,143,771       919,356,072       153,060,328
                                             ---------------   ---------------   ---------------   ---------------
Net assets at end of period                  $   801,240,368   $   223,340,847   $   950,430,166   $   155,446,290
                                             ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                      186,747           314,590           225,903            90,801
     Units redeemed                               (2,297,524)       (3,095,729)       (2,777,907)       (1,154,224)
     Units transferred                              (358,032)          (66,255)          (59,649)          201,853
                                             ---------------   ---------------   ---------------   ---------------
Decrease in units outstanding                     (2,468,809)       (2,847,394)       (2,611,653)         (861,570)
Beginning units                                   12,673,375        14,409,986        16,243,742         6,731,149
                                             ---------------   ---------------   ---------------   ---------------
Ending units                                      10,204,566        11,562,592        13,632,089         5,869,579
                                             ===============   ===============   ===============   ===============
Series with enhanced death benefit:
     Units sold                                            2                 8                 3                 1
     Units redeemed                                     (529)             (660)              (11)           (1,439)
     Units transferred                                15,363             9,102            19,611             7,716
                                             ---------------   ---------------   ---------------   ---------------
Increase in units outstanding                         14,836             8,450            19,603             6,278
Beginning units                                            0                 0                 0                 0
                                             ---------------   ---------------   ---------------   ---------------
Ending units                                          14,836             8,450            19,603             6,278
                                             ===============   ===============   ===============   ===============


                                                                      U.S.
                                                                    Government
                                                                    AAA-Rated           Cash
                                               High-Yield Bond      Securities       Management
                                                    Series            Series            Series           TOTAL
                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income                     $    11,039,186   $     7,249,379   $     3,791,919   $   301,405,977
     Net realized gains (losses)
         from securities
         transactions                                  842,548        (2,010,842)         (841,224)      122,168,763
     Change in net unrealized appreciation
         (depreciation) of investments               1,464,999        (1,481,956)          (27,049)       (2,135,776)
                                               ---------------   ---------------   ---------------   ---------------
     Increase in net assets from operations         13,346,733         3,756,581         2,923,646       421,438,964
                                               ---------------   ---------------   ---------------   ---------------
From capital transactions without
      enhanced death benefit:
         Net proceeds from units sold                1,877,609           790,626         1,788,824        39,258,330
         Cost of units redeemed                    (28,666,386)      (25,107,597)      (53,717,792)     (529,727,845)
         Net transfers                                 715,689        (6,755,159)       28,995,302         1,873,690
                                               ---------------   ---------------   ---------------   ---------------
     Decrease in net assets                        (26,073,088)      (31,072,130)      (22,933,666)     (488,595,825)
                                               ---------------   ---------------   ---------------   ---------------

From capital transactions with
       enhanced death benefit:
         Net proceeds from units sold                       15                15                 0               600
         Cost of units redeemed                            (34)          (25,968)                0          (115,420)
         Net transfers                                  60,737            98,108                 0         3,085,804
                                               ---------------   ---------------   ---------------   ---------------
     Increase in net assets                             60,718            72,155                 0         2,970,984
                                               ---------------   ---------------   ---------------   ---------------
Total increase (decrease)
     in net assets from
     capital transactions                          (26,012,370)      (30,999,975)      (22,933,666)     (485,624,841)
Increase (decrease) in net assets                  (12,665,637)      (27,243,394)      (20,010,020)      (64,185,877)
Net assets at beginning of period                  131,337,116       108,852,345        89,236,009     2,464,149,967
                                               ---------------   ---------------   ---------------   ---------------
Net assets at end of period                    $   118,671,479   $    81,608,951   $    69,225,989   $ 2,399,964,090
                                               ===============   ===============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Series without enhanced death benefit:
     Units sold                                         45,079            37,070           100,054
     Units redeemed                                   (680,389)       (1,160,448)       (2,957,589)
     Units transferred                                  17,385          (314,634)        1,603,072
                                               ---------------   ---------------   ---------------
Decrease in units outstanding                         (617,925)       (1,438,012)       (1,254,463)
Beginning units                                      3,274,458         5,044,716         4,993,168
                                               ---------------   ---------------   ---------------
Ending units                                         2,656,533         3,606,704         3,738,705
                                               ===============   ===============   ===============
Series with enhanced death benefit:
     Units sold                                              0                 1                 0
     Units redeemed                                         (1)           (1,154)                0
     Units transferred                                   1,363             4,404                 0
                                               ---------------   ---------------   ---------------
Increase in units outstanding                            1,362             3,251                 0
Beginning units                                              0                 0                 0
                                               ---------------   ---------------   ---------------
Ending units                                             1,362             3,251                 0
                                               ===============   ===============   ===============

                See accompanying notes to financial statements.
                                     Page 5

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           Variable Separate Account (Portion Relating to the PATHWAY Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account is composed of seven variable series (the "Variable Accounts"). Each of the Variable Accounts is invested solely in shares of a designated series of the Anchor Pathway Fund (the "Fund"). The Fund is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in the investment activities of the Fund. The contractholder may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. If no election is made, all payments are allocated to the Cash Management Series of the Separate Account. The financial statements include balances allocated by the contractholder to the seven Variable Accounts and do not include balances allocated to the General Account.

           The investment objectives and policies of the seven series of the Fund are summarized below:

           The GROWTH SERIES seeks growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics.

           The INTERNATIONAL SERIES seeks long-term growth of capital. This portfolio invests in securities of issuers domiciled outside the United States.

           The GROWTH-INCOME SERIES seeks growth of capital and income. This portfolio invests primarily in securities which demonstrate the potential for appreciation and/or dividends.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

           The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

           The HIGH-YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

           The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital. This portfolio invests primarily in a combination of (i) securities guaranteed by the U.S. Government and
           (ii) other debt securities rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment advisor.

           The CASH MANAGEMENT SERIES seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

           Purchases and sales of shares of the series of the Fund are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Fund are recognized at the date of sale and are determined on an average cost basis.

           In October 1997, the Company began to offer an enhanced death benefit to existing and new policyholders. Choice of this benefit results in a 0.10% increase in the Mortality Risk Charge (Note 2), and therefore in slightly reduced accumulation unit values. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced death benefit, respectively. The accumulation unit values, the transactions, the number of units and the separate account assets related to policies with and without the enhanced death benefit are shown separately in the financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.         CHARGES AND DEDUCTIONS

           Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

           CONTINGENT DEFERRED SALES CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount equals 10% of the total of purchase payments made more than one year prior to the date of withdrawal. Should a withdrawal exceed the free withdrawal amount, a contingent deferred sales charge of 5% is imposed on the excess for the first five contract years and paid to the Company.

           The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which that the lowest (if any) withdrawal charge will apply.

           CONTRACT ADMINISTRATION CHARGE: An annual contract administration charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract administration charge will be assessed on each anniversary of the issue date of the contract prior to the date when annuity payments begin. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

           TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

           PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the contractholder or upon annuitization; however, it reserves the right to deduct premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.         CHARGES AND DEDUCTIONS (continued)

           MORTALITY RISK CHARGE: The Company deducts a mortality risk charge, which equals an annual rate of 0.80% of the net asset value of each series, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide a death benefit if the contractholder dies prior to the date annuity payments begin. If the contractholder elects the optional enhanced guaranteed minimum death benefit, the mortality risk premium will equal an annual rate of 0.90% of the net asset value of each series, computed on a daily basis.

           EXPENSE RISK CHARGE: The Company deducts an expense risk charge, which equals an annual rate of 0.35% of the net asset value of each series, computed on a daily basis. The expense risk charge is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the amount received from the contract administration charge.

           DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each series, computed on a daily basis. The distribution expense charge is designed to compensate the Company for assuming a distribution expense risk due to the guarantee that the contingent deferred sales charge stated in the Contract will not be increased.

           SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.         INVESTMENT IN ANCHOR PATHWAY FUND

           The aggregate cost of the Fund's shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1998 consist of the following:

                                                  Cost of Shares                         Proceeds from
           Variable Accounts                            Acquired                           Shares Sold
           ---------------------------           ---------------                        --------------

           Growth Series                         $   193,129,509                        $  196,398,300

           International Series                       72,175,453                            74,840,450

           Growth-Income Series                      217,167,656                           204,642,198

           Asset Allocation Series                    29,946,198                            40,692,382

           High-Yield Bond Series                     34,187,124                            44,349,363

           U.S. Government/AAA-Rated
              Securities Series                       27,078,414                            29,081,492

           Cash Management Series                    109,747,988                           114,649,954
                                                 ===============                        ==============

                           VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE PATHWAY VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.         FEDERAL INCOME TAXES

           The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION


Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------




       The following financial statements are included in Part B of the Registration Statement:


               Consolidated Financial Statements of Anchor National Life Insurance Company for the fiscal year ended September 30, 1998


               Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998.


               Financial Statements of Variable Separate Account (Portion Relating to the PATHWAY Variable Annuity) for the fiscal year ended November 30, 1998


(b)    Exhibits
----------------

(1)            Resolutions Establishing Separate Account......                ***
(2)            Custody Agreements.............................                **
(3)            (a) Distribution Contract......................                ***
               (b) Selling Agreement..........................                ***
(4)            Variable Annuity Contract......................                ***
(5)            Application for Contract.......................                ***
(6)            Depositor - Corporate Documents
               (a) Certificate of Incorporation...............                ***
               (b) By-Laws....................................                ***
(7)            Reinsurance Contract...........................                **
(8)            Fund Participation Agreement...................                ***
(9)            Opinion of Counsel.............................                ***
               Consent of Counsel.............................                ***
(10)           Consent of Independent Accountants.............                *
(11)           Financial Statements Omitted from Item 23......                **
(12)           Initial Capitalization Agreement...............                **
(13)           Performance Computations.......................                **
(14)           Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant...........                *
(15)           Powers of Attorney.............................                ****
(27)           Financial Data Schedules.......................                **



   * Filed Herewith
  ** Not Applicable
 *** Filed on January 29, 1998, Post-Effective Amendments 27 and 20 to this
     Registration Statement
**** Filed on January 27, 1997, Post-Effective Amendment 26 and 19 to this
     Registration Statement




Item 25.  Directors and Officers of the Depositor
-------------------------------------------------
               The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.
Name                                                      Position
----                                                      --------
Eli Broad                                   Chairman, President and
                                              Chief Executive Officer
Jay S. Wintrob                              Director and Executive
                                              Vice President
Peter McMillan                              Director
James R. Belardi                            Director and Senior Vice President
Jana W. Greer                               Director and Senior Vice President
Susan L. Harris                             Director, Senior Vice President
                                              and Secretary

Scott L. Robinson                           Director and Senior Vice President
N. Scott Gillis                             Senior Vice President and
                                              Controller
Edwin R. Raquel                             Senior Vice President and Chief
                                              Actuary
Mark H. Gamsin                              Director and Senior Vice President
Scott H. Richland                           Vice President
J. Franklin Grey                            Vice President
Edward P. Nolan*                            Vice President
Greg Outcalt                                Vice President
P. Daniel Demko, Jr.                        Vice President
Kevin J. Hart                               Vice President
David Bechtel                               Vice President and Treasurer
------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525
Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------



               The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.



Item 27.   Number of Contract Owners
------------------------------------

               As of December 31, 1998, the number of Contracts funded by the Variable Separate Account was 38,366, of which 18,795 were owners of Qualified Contracts and 19,571 were owners of Non-Qualified Contracts.


Item 28.  Indemnification
-------------------------

               None.


Item 29.   Principal Underwriter
--------------------------------

               SunAmerica Capital Services, Inc. serves as distributor to the Registrant.

SunAmerica Capital Services, Inc. also acts as the principal underwriter to the following:


     -    Presidential Variable Account One
     -    FS Variable Separate Account
     -    Variable Annuity Account One
     -    FS Variable Annuity Account One
     -    Variable Annuity Account Four
     -    Variable Annuity Account Five
     -    Variable Annuity Account Seven
     -    SunAmerica Income Funds
     -    SunAmerica Equity Funds
     -    SunAmerica Money Market Funds, Inc.
     -    Style Select Series, Inc.
     -    SunAmerica Strategic Investment Series, Inc.


               Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.


               Name                                                     Position with Distributor
               ----                                                     -------------------------

               J. Steven Neamtz                                    Director and President
               Robert M. Zakem                                     Director, Executive Vice
                                                                     President, General Counsel
                                                                     and Assistant Secretary
               Peter Harbeck                                       Director
               James Nichols                                       Vice President
               Susan L. Harris                                     Secretary
               Debbie Potash-Turner                                Controller

                             Net
                             Distribution            Compensation

Name of                  Discounts and      on Redemption        Brokerage
Distributor              Commissions        Annuitization        Commission   Commissions*
------------             --------------     -------------        -----------  ------------
SunAmerica               None                None                 None         None
 Capital
 Services, Inc.


------------------

* Distribution fee is paid by Anchor National Life Insurance Company.

Item 30.   Location of Accounts and Records
--------------------------------------------

               Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

               State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

               Not Applicable.


Item 32.  Undertakings
----------------------

               Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation
------------------------

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's
         Section 403(b) arrangement to which the participant may elect to transfer his contract value.


b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company and Registrant represent that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


               As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 14th day of December, 1999.


                                VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                                By: /S/ JAY S. WINTROB
                                ----------------------------------------
                                        Jay S. Wintrob
                                        Executive Vice President


                                By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor, on behalf of itself and
                                    Registrant)


                                By: /S/ JAY S. WINTROB
                                ----------------------------------------
                                        Jay S. Wintrob
                                        Executive Vice President





               As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                                TITLE                        DATE


ELI BROAD*                         President, Chief
------------------------           Executive Officer and
Eli Broad                          Chairman  of the Board
                                   (Principal Executive
                                   Officer)


SCOTT L. ROBINSON*                 Senior Vice President
------------------------           and Director
Scott L. Robinson                  (Principal Financial
                                   Officer)


N. SCOTT GILLIS*                   Senior Vice President
------------------------           and Controller
N. Scott Gillis                    (Principal Accounting
                                   Officer)


JAMES R. BELARDI*                  Director
------------------------

James R. Belardi


JANA W. GREER*                     Director
------------------------
Jana W. Greer


/S/ SUSAN L. HARRIS                Director                  December 14, 1999
------------------------
Susan L. Harris


PETER MCMILLAN*                    Director
------------------------
Peter McMillan


JAY S. WINTROB*                    Director
------------------------
Jay S. Wintrob





* By: /S/ SUSAN L. HARRIS          Attorney-in-Fact
     ----------------------
      Susan L. Harris


Date:  December 14, 1999



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws;
(iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



**/s/ MARC H. GAMSIN               Director                  December 14, 1999
------------------------
Marc H. Gamsin

                                  EXHIBIT INDEX




Exhibit                Description
-------                -----------

Exhibit 10             Consent of Independent Accountants

Exhibit 14 Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control with Anchor National Life Insurance Company, the Depositor of Registrant.